HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communications - 10.1%
Advertising & Marketing - 0.5%
Omnicom Group, Inc.	25,000	$2,122,000

Cable & Satellite - 1.1%
Comcast Corporation - Class A	35,000	1,638,700
DISH Network Corporation - Class A (a)	25,000	791,250
Sirius XM Holdings, Inc.	350,000	2,317,000
		4,746,950
Entertainment Content - 2.3%
AMC Networks, Inc. - Class A (a)	80,000	3,250,400
Discovery, Inc. - Series A (a)	125,000	3,115,000
Paramount Global - Class B	90,000	3,402,900
		9,768,300
Internet Media & Services - 3.2%
Alphabet, Inc. - Class C (a)	1,250	3,491,238
Baidu, Inc. - ADR (a)	15,000	1,984,500
CarGurus, Inc. (a)	25,000	1,061,500
LifeMD, Inc. (a)	35,000	123,550
Meta Platforms, Inc. - Class A (a)	15,000	3,335,400
Netflix, Inc. (a)	2,500	936,475
Shutterstock, Inc.	25,000	2,327,000
Twitter, Inc. (a)	10,000	386,900
		13,646,563
Publishing & Broadcasting - 1.8%
Audacy, Inc. (a)	60,000	173,400
Entravision Communications Corporation - Class A	10,000	64,100
Gray Television, Inc.	200,000	4,414,000
Nexstar Media Group, Inc. - Class A	10,000	1,884,800
TEGNA, Inc.	50,000	1,120,000
		7,656,300
Telecommunications - 1.2%
AT&T, Inc.	50,000	1,181,500
Lumen Technologies, Inc.	75,000	845,250
Verizon Communications, Inc.	60,000	3,056,400
		5,083,150
Consumer Discretionary - 19.5%
Apparel & Textile Products - 0.8%
Carter's, Inc.	25,000	2,299,750

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Consumer Discretionary - 19.5% (continued)
Apparel & Textile Products - 0.8% (continued)
Fossil Group, Inc. (a)	28,000	$269,920
Movado Group, Inc.	25,000	976,250
		3,545,920
Automotive - 0.4%
Harley-Davidson, Inc.	40,000	1,576,000

Consumer Services - 1.2%
Graham Holdings Company - Class B	5,000	3,057,350
Medifast, Inc.	2,500	426,950
Perdoceo Education Corporation (a)	25,000	287,000
Stride, Inc. (a)	40,000	1,453,200
		5,224,500
E-Commerce Discretionary - 1.0%
1-800-FLOWERS.COM, Inc. - Class A (a)	75,000	957,000
Amazon.com, Inc. (a)	250	814,988
eBay, Inc.	25,000	1,431,500
Etsy, Inc. (a)	7,500	932,100
		4,135,588
Home & Office Products - 1.4%
ACCO Brands Corporation	125,000	1,000,000
Hamilton Beach Brands Holding Company - Class A	50,000	581,500
iRobot Corporation (a)	25,000	1,585,000
Tempur Sealy International, Inc.	60,000	1,675,200
Tupperware Brands Corporation (a)	50,000	972,500
		5,814,200
Home Construction - 0.9%
Century Communities, Inc.	15,000	803,550
D.R. Horton, Inc.	10,000	745,100
Forestar Group, Inc. (a)	35,000	621,600
Lennar Corporation - Class A	5,000	405,850
LGI Homes, Inc. (a)	6,000	586,080
M/I Homes, Inc. (a)	20,000	887,000
		4,049,180
Leisure Facilities & Services - 1.2%
Brinker International, Inc. (a)	40,000	1,526,400

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Consumer Discretionary - 19.5% (continued)
Leisure Facilities & Services - 1.2% (continued)
Domino's Pizza, Inc.	4,000	$1,628,040
Starbucks Corporation	20,000	1,819,400
		4,973,840
Leisure Products - 1.3%
Mattel, Inc. (a)	50,000	1,110,500
Thor Industries, Inc.	15,000	1,180,500
Winnebago Industries, Inc.	25,000	1,350,750
YETI Holdings, Inc. (a)	30,000	1,799,400
		5,441,150
Retail - Discretionary - 10.6%
AutoNation, Inc. (a)	10,000	995,800
AutoZone, Inc. (a)	500	1,022,290
Bed Bath & Beyond, Inc. (a)	25,000	563,250
Big 5 Sporting Goods Corporation	100,000	1,715,000
Buckle, Inc. (The)	100,000	3,304,000
CarMax, Inc. (a)	5,000	482,400
Chico's FAS, Inc. (a)	150,000	720,000
Designer Brands, Inc. - Class A (a)	45,000	607,950
Dick's Sporting Goods, Inc.	35,000	3,500,700
Duluth Holdings, Inc. - Class B (a)	150,000	1,834,500
Express, Inc. (a)	250,000	890,000
Foot Locker, Inc.	36,000	1,067,760
Gap, Inc. (The)	15,000	211,200
Genesco, Inc. (a)	25,000	1,590,250
Hibbett, Inc.	35,000	1,551,900
Home Depot, Inc. (The)	5,000	1,496,650
Kohl's Corporation	15,000	906,900
lululemon athletica, inc. (a)	2,500	913,075
Macy's, Inc.	125,000	3,045,000
MarineMax, Inc. (a)	50,000	2,013,000
O'Reilly Automotive, Inc. (a)	2,500	1,712,400
Penske Automotive Group, Inc.	10,000	937,200
Qurate Retail, Inc. - Series A	140,000	666,400
Sally Beauty Holdings, Inc. (a)	150,000	2,344,500
Sleep Number Corporation (a)	40,000	2,028,400
Ulta Beauty, Inc. (a)	5,000	1,991,100
Urban Outfitters, Inc. (a)	50,000	1,255,500
Williams-Sonoma, Inc.	25,000	3,624,999
Zumiez, Inc. (a)	50,000	1,910,500
		44,902,624

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Consumer Discretionary - 19.8% (continued)
Wholesale - Discretionary - 0.7%
Educational Development Corporation	60,000	$465,000
LKQ Corporation	40,000	1,816,400
Vera Bradley, Inc. (a)	75,000	575,250
		2,856,650
Consumer Staples - 12.0%
Beverages - 0.6%
National Beverage Corporation	40,000	1,740,000
PepsiCo, Inc.	5,000	836,900
		2,576,900
Food - 5.8%
B&G Foods, Inc.	125,000	3,372,500
BellRing Brands, Inc. (a)	25,000	577,000
Campbell Soup Company	65,000	2,897,050
Fresh Del Monte Produce, Inc.	75,000	1,943,250
General Mills, Inc.	35,000	2,370,200
Herbalife Nutrition Ltd. (a)	30,000	910,800
Ingredion, Inc.	10,000	871,500
J.M. Smucker Company (The)	15,000	2,031,150
Kellogg Company	65,000	4,191,850
Kraft Heinz Company (The)	75,000	2,954,250
Phibro Animal Health Corporation - Class A	25,000	498,750
USANA Health Sciences, Inc. (a)	25,000	1,986,250
		24,604,550
Household Products - 0.8%
Clorox Company (The)	5,000	695,150
Colgate-Palmolive Company	10,000	758,300
Kimberly-Clark Corporation	5,000	615,800
Nu Skin Enterprises, Inc. - Class A	25,000	1,197,000
		3,266,250
Retail - Consumer Staples - 4.7%
Big Lots, Inc.	75,000	2,595,000
Ingles Markets, Inc. - Class A	25,000	2,226,250
Natural Grocers by Vitamin Cottage, Inc.	100,000	1,960,000
Ollie's Bargain Outlet Holdings, Inc. (a)	15,000	644,400
Rite Aid Corporation (a)	75,000	656,250
Sprouts Farmers Market, Inc. (a)	125,000	3,997,500

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Consumer Staples - 12.0% (continued)
Retail - Consumer Staples - 4.7% (continued)
United Natural Foods, Inc. (a)	125,000	$5,168,750
Walgreens Boots Alliance, Inc.	60,000	2,686,200
		19,934,350
Wholesale - Consumer Staples - 0.1%
Archer-Daniels-Midland Company	7,500	676,950

Energy - 5.0%
Oil & Gas Producers - 3.5%
Antero Resources Corporation (a)	45,000	1,373,850
California Resources Corporation	25,000	1,118,250
Callon Petroleum Company (a)	25,000	1,477,000
Continental Resources, Inc.	30,000	1,839,900
Laredo Petroleum, Inc. (a)	30,000	2,374,200
Ovintiv, Inc.	50,000	2,703,500
Range Resources Corporation (a)	75,000	2,278,500
SM Energy Company	40,000	1,558,000
		14,723,200
Oil & Gas Services & Equipment - 0.7%
Nabors Industries Ltd. (a)	20,000	3,054,400

Renewable Energy - 0.8%
Canadian Solar, Inc. (a)	45,000	1,591,200
First Solar, Inc. (a)	1,500	125,610
JinkoSolar Holding Company Ltd. - ADR (a)	15,000	724,350
SunPower Corporation (a)	25,000	537,000
Sunworks, Inc. (a)	120,000	302,400
TPI Composites, Inc. (a)	25,000	351,500
		3,632,060
Financials - 9.9%
Asset Management - 1.2%
BrightSphere Investment Group, Inc.	50,000	1,212,500
Federated Hermes, Inc.	35,000	1,192,100
Invesco Ltd.	125,000	2,882,500
		5,287,100
Banking - 2.3%
Associated Banc-Corp	30,000	682,800
Citizens Financial Group, Inc.	15,000	679,950
Fifth Third Bancorp	10,000	430,400
Hilltop Holdings, Inc.	75,000	2,205,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Financials - 9.9% (continued)
Banking - 2.3% (continued)
Hope Bancorp, Inc.	50,000	$804,000
Investors Bancorp, Inc.	50,000	746,500
Kearny Financial Corporation	75,000	966,000
New York Community Bancorp, Inc.	100,000	1,072,000
Old National Bancorp	56,680	928,418
People's United Financial, Inc.	30,000	599,700
Provident Financial Services, Inc.	25,000	585,000
		9,699,768
Institutional Financial Services - 1.7%
Cboe Global Markets, Inc.	30,000	3,432,600
Evercore, Inc. - Class A	25,000	2,783,000
StoneX Group, Inc. (a)	15,000	1,113,450
		7,329,050
Insurance - 4.0%
Aflac, Inc.	35,000	2,253,650
Allstate Corporation (The)	30,000	4,155,300
Lincoln National Corporation	30,000	1,960,800
NMI Holdings, Inc. - Class A (a)	25,000	515,500
Old Republic International Corporation	125,000	3,233,750
Progressive Corporation (The)	15,000	1,709,850
Unum Group	100,000	3,151,000
		16,979,850
Specialty Finance - 0.7%
Alliance Data Systems Corporation	19,000	1,066,850
Ally Financial, Inc.	10,000	434,800
Navient Corporation	75,000	1,278,000
		2,779,650
Health Care - 13.4%
Biotech & Pharma - 8.5%
AbbVie, Inc.	5,000	810,550
Alkermes plc (a)	15,000	394,650
Amgen, Inc.	7,500	1,813,650
Amneal Pharmaceuticals, Inc. (a)	175,000	729,750
Biogen, Inc. (a)	17,500	3,685,500
Catalyst Pharmaceuticals, Inc. (a)	65,000	538,850
ChromaDex Corporation (a)	50,000	123,000
Coherus Biosciences, Inc. (a)	15,000	193,650
Corcept Therapeutics, Inc. (a)	50,000	1,126,000
CRISPR Therapeutics AG (a)	10,000	627,700

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Health Care - 13.4% (continued)
Biotech & Pharma - 8.5% (continued)
Editas Medicine, Inc. (a)	10,000	$190,200
Exelixis, Inc. (a)	25,000	566,750
Gilead Sciences, Inc.	30,000	1,783,500
Innoviva, Inc. (a)	155,000	2,999,250
Ironwood Pharmaceuticals, Inc. (a)	50,000	629,000
Jazz Pharmaceuticals plc (a)	5,000	778,350
Johnson & Johnson	2,500	443,075
Neurocrine Biosciences, Inc. (a)	30,000	2,812,500
Organogenesis Holdings, Inc. (a)	30,000	228,600
Pfizer, Inc.	65,000	3,365,050
Prothena Corporation plc (a)	15,000	548,550
Regeneron Pharmaceuticals, Inc. (a)	6,000	4,190,520
Rigel Pharmaceuticals, Inc. (a)	150,000	448,500
Sage Therapeutics, Inc. (a)	25,000	827,500
Supernus Pharmaceuticals, Inc. (a)	100,000	3,232,000
Vanda Pharmaceuticals, Inc. (a)	150,000	1,696,500
Vertex Pharmaceuticals, Inc. (a)	2,500	652,425
Viatris, Inc.	50,000	544,000
		35,979,570
Health Care Facilities & Services - 3.4%
Brookdale Senior Living, Inc. (a)	70,000	493,500
Cigna Corporation	6,000	1,437,660
Community Health Systems, Inc. (a)	100,000	1,187,000
CVS Health Corporation	15,000	1,518,150
Fulgent Genetics, Inc. (a)	15,000	936,150
HCA Healthcare, Inc.	7,500	1,879,650
Laboratory Corporation of America Holdings (a)	12,500	3,295,750
Quest Diagnostics, Inc.	25,000	3,421,500
Universal Health Services, Inc. - Class B	3,000	434,850
		14,604,210
Medical Equipment & Devices - 1.5%
10X Genomics, Inc. - Class A (a)	3,000	228,210
Apollo Endosurgery, Inc. (a)	25,000	151,250
Co-Diagnostics, Inc. (a)	35,000	216,300
Exact Sciences Corporation (a)	7,500	524,400
Hologic, Inc. (a)	10,000	768,200

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Health Care - 13.4% (continued)
Medical Equipment & Devices - 1.5% (continued)
Inogen, Inc. (a)	60,000	$1,945,200
Quidel Corporation (a)	6,000	674,760
Vericel Corporation (a)	6,000	229,320
Waters Corporation (a)	5,000	1,551,950
		6,289,590
Industrials - 5.7%
Commercial Support Services - 0.9%
H&R Block, Inc.	150,000	3,906,000

Diversified Industrials - 0.3%
3M Company	7,500	1,116,600

Electrical Equipment - 1.3%
Allegion plc	15,000	1,646,700
Atkore, Inc. (a)	35,000	3,445,400
Capstone Green Energy Corporation (a)	24,000	98,880
WidePoint Corporation (a)	116,000	438,480
		5,629,460
Engineering & Construction - 0.2%
Orbital Energy Group, Inc. (a)	90,000	165,600
Primoris Services Corporation	25,000	595,500
		761,100
Industrial Intermediate Products - 0.3%
Proto Labs, Inc. (a)	25,000	1,322,500

Industrial Support Services - 0.2%
WESCO International, Inc. (a)	5,000	650,700

Machinery - 0.1%
Energy Recovery, Inc. (a)	25,000	503,500

Transportation & Logistics - 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	25,000	2,159,250
C.H. Robinson Worldwide, Inc.	20,000	2,154,200
Expeditors International of Washington, Inc.	35,000	3,610,600
FedEx Corporation	5,000	1,156,950

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Industrials - 5.7% (continued)
Transportation & Logistics - 2.4% (continued)
Landstar System, Inc.	7,500	$1,131,225
		10,212,225
Materials - 6.9%
Chemicals - 1.7%
AdvanSix, Inc.	20,000	1,021,800
LyondellBasell Industries N.V. - Class A	15,000	1,542,300
Mosaic Company (The)	25,000	1,662,500
Valvoline, Inc.	100,000	3,156,000
		7,382,600
Containers & Packaging - 1.5%
Berry Global Group, Inc. (a)	50,000	2,898,000
Greif, Inc. - Class A	50,000	3,253,000
		6,151,000
Forestry, Paper & Wood Products - 0.4%
Boise Cascade Company	25,000	1,736,750

Metals & Mining - 3.3%
Agnico Eagle Mines Ltd.	25,000	1,531,000
AngloGold Ashanti Ltd. - ADR	40,000	947,600
Barrick Gold Corporation	160,000	3,924,800
Encore Wire Corporation	10,000	1,140,700
Kinross Gold Corporation	125,000	735,000
Newmont Corporation	60,000	4,767,000
Royal Gold, Inc.	7,500	1,059,600
		14,105,700
Real Estate - 0.8%
Real Estate Services - 0.2%
eXp World Holdings, Inc.	15,000	317,550
Jones Lang LaSalle, Inc. (a)	2,500	598,650
		916,200
REITs - 0.6%
Farmland Partners, Inc.	50,000	687,500
Iron Mountain, Inc.	25,000	1,385,250
Macerich Company (The)	25,000	391,000
		2,463,750
Technology - 15.8%
Semiconductors - 1.6%
Amkor Technology, Inc.	25,000	543,000
Applied Materials, Inc.	10,000	1,318,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Technology - 15.8% (continued)
Semiconductors - 1.6% (continued)
Intel Corporation	50,000	$2,478,000
QUALCOMM, Inc.	15,000	2,292,300
		6,631,300
Software - 4.7%
Akamai Technologies, Inc. (a)	20,000	2,387,800
Concentrix Corporation	5,000	832,800
Ebix, Inc.	75,000	2,486,250
IonQ, Inc (a)	50,000	638,000
Microsoft Corporation	150	46,247
Oracle Corporation	25,000	2,068,250
salesforce.com, Inc. (a)	2,500	530,800
Thryv Holdings, Inc. (a)	25,000	703,000
Unity Software, Inc. (a)	5,000	496,050
Upstart Holdings, Inc. (a)	2,500	272,725
VMware, Inc. - Class A	40,000	4,554,800
Xperi Holding Corporation	50,000	866,000
Ziff Davis, Inc. (a)	35,000	3,387,300
Zoom Video Communications, Inc. - Class A (a)	5,000	586,150
		19,856,172
Technology Hardware - 7.4%
Apple, Inc.	1,000	174,610
Aviat Networks, Inc. (a)	15,000	461,550
Cambium Networks Corporation (a)	105,000	2,482,200
Casa Systems, Inc. (a)	45,000	203,400
Ciena Corporation (a)	35,000	2,122,050
Cisco Systems, Inc.	40,000	2,230,400
Clearfield, Inc. (a)	20,000	1,304,400
CommScope Holding Company, Inc. (a)	50,000	394,000
Dell Technologies, Inc. - Class C (a)	50,000	2,509,500
HP, Inc.	50,000	1,815,000
Identiv, Inc. (a)	5,000	80,850
Jabil, Inc.	25,000	1,543,250
Juniper Networks, Inc.	40,000	1,486,400
NetApp, Inc.	50,000	4,150,000
Pitney Bowes, Inc.	120,000	624,000
Ribbon Communications, Inc. (a)	325,000	1,004,250
Seagate Technology Holdings plc	25,000	2,247,500
Sonos, Inc. (a)	15,000	423,300

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Technology - 15.8% (continued)
Technology Hardware - 7.4% (continued)
Super Micro Computer, Inc. (a)	20,000	$761,400
Turtle Beach Corporation (a)	125,000	2,661,250
Ubiquiti, Inc.	10,000	2,911,600
		31,590,910
Technology Services - 2.1%
Block, Inc. - Class A (a)	10,000	1,356,000
Cognizant Technology Solutions Corporation - Class A	30,000	2,690,100
Infosys Ltd. - ADR	75,000	1,866,750
Maximus, Inc.	15,000	1,124,250
PayPal Holdings, Inc. (a)	15,000	1,734,750
		8,771,850
Utilities - 0.4%
Electric Utilities - 0.4%
NRG Energy, Inc.	40,000	1,534,400

Total Common Stocks (Cost $430,996,582)		$422,203,080

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
iShares Gold Trust (a)	45,000	$1,657,350
SPDR Gold Shares (a)	9,000	1,625,850
Total Exchange-Traded Funds (Cost $3,142,145)		$3,283,200

WARRANTS - 0.1%	Shares	Value
Energy - 0.1%
Oil & Gas Services & Equipment - 0.1%
Nabors Industries Ltd., expires 06/11/2026 (a) (Cost $0)	8,000	$184,000

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.7%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 05/20/2022 at $2,100	900	$186,311,250	$8,093,700

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.7% (continued)		Notional Amount	Value
S&P 500 Index Option, 04/14/2022 at $4,550	525	$237,846,525	$3,470,250
Total Put Option Contracts (Cost $8,290,951)		$424,157,775	$11,563,950

Total Investments at Value - 103.1% (Cost $442,429,678)			$437,234,230

MONEY MARKET FUNDS - 27.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.17% (b) (Cost $114,602,546)	114,602,546	$114,602,546

Total Investments and Money Market Funds at Value - 130.1% (Cost $557,032,224)		$551,836,776

Written Call Option Contracts - (30.5%)		(129,419,400)

Other Assets in Excess of Liabilities - 0.4%		1,776,108

Net Assets - 100.0%		$424,193,484

ADR  - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

The average monthly notional value of exchange-traded call option contracts and exchange-traded put option contracts during the nine months ended March 31, 2022 was $65,724,599 and $395,525,547, respectively. As of March 31, 2022, the Fund did not hold any exchange-traded call option contracts.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2022 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	900	$186,311,250	$1,500	06/17/2022	$51,425,100
S&P 500 Index Option	510	231,050,910	3,000	06/17/2022	77,994,300
Total Written Call Option Contracts (Premiums received $117,796,532)		$417,362,160			$129,419,400

The average monthly notional value of exchange-traded written call option contracts during the nine months ended March 31, 2022 was $388,325,726.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

COMMON STOCKS - 76.2%	Shares	Value
Communications - 7.8%
Advertising & Marketing - 0.4%
Omnicom Group, Inc.	1,000	$84,880

Cable & Satellite - 0.9%
Comcast Corporation - Class A	1,400	65,548
DISH Network Corporation - Class A (a)	1,000	31,650
Sirius XM Holdings, Inc.	14,000	92,680
		189,878
Entertainment Content - 1.8%
AMC Networks, Inc. - Class A (a)	3,200	130,016
Discovery, Inc. - Series A (a)	5,000	124,600
Paramount Global - Class B	3,600	136,116
		390,732
Internet Media & Services - 2.4%
Alphabet, Inc. - Class C (a)	50	139,650
Baidu, Inc. - ADR (a)	500	66,150
CarGurus, Inc. (a)	1,000	42,460
LifeMD, Inc. (a)	1,400	4,942
Meta Platforms, Inc. - Class A (a)	600	133,416
Netflix, Inc. (a)	100	37,459
Shutterstock, Inc.	1,000	93,080
Twitter, Inc. (a)	400	15,476
		532,633
Publishing & Broadcasting - 1.4%
Audacy, Inc. (a)	2,000	5,780
Entravision Communications Corporation - Class A	400	2,564
Gray Television, Inc.	8,000	176,560
Nexstar Media Group, Inc. - Class A	400	75,392
TEGNA, Inc.	2,000	44,800
		305,096
Telecommunications - 0.9%
AT&T, Inc.	2,000	47,260
Lumen Technologies, Inc.	3,000	33,810
Verizon Communications, Inc.	2,400	122,256
		203,326
Consumer Discretionary - 14.9%
Apparel & Textile Products - 0.6%
Carter's, Inc.	1,000	91,990

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Consumer Discretionary - 14.9% (continued)
Apparel & Textile Products - 0.6% (continued)
Fossil Group, Inc. (a)	800	$7,712
Movado Group, Inc.	1,000	39,050
		138,752
Automotive - 0.3%
Harley-Davidson, Inc.	1,600	63,040

Consumer Services - 0.9%
Graham Holdings Company - Class B	200	122,294
Medifast, Inc.	100	17,078
Perdoceo Education Corporation (a)	1,000	11,480
Stride, Inc. (a)	1,600	58,128
		208,980
E-Commerce Discretionary - 0.8%
1-800-FLOWERS.COM, Inc. - Class A (a)	3,000	38,280
Amazon.com, Inc. (a)	10	32,600
eBay, Inc.	1,000	57,260
Etsy, Inc. (a)	300	37,284
		165,424
Home & Office Products - 1.1%
ACCO Brands Corporation	5,000	40,000
Hamilton Beach Brands Holding Company - Class A	2,000	23,260
iRobot Corporation (a)	1,000	63,400
Tempur Sealy International, Inc.	2,400	67,008
Tupperware Brands Corporation (a)	2,000	38,900
		232,568
Home Construction - 0.7%
Century Communities, Inc.	600	32,142
D.R. Horton, Inc.	400	29,804
Forestar Group, Inc. (a)	1,000	17,760
Lennar Corporation - Class A	200	16,234
LGI Homes, Inc. (a)	200	19,536
M/I Homes, Inc. (a)	800	35,480
		150,956
Leisure Facilities & Services - 0.9%
Brinker International, Inc. (a)	1,600	61,056

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Consumer Discretionary - 14.9% (continued)
Leisure Facilities & Services - 0.9% (continued)
Domino's Pizza, Inc.	160	$65,122
Starbucks Corporation	800	72,776
		198,954
Leisure Products - 1.0%
Mattel, Inc. (a)	2,000	44,420
Thor Industries, Inc.	600	47,220
Winnebago Industries, Inc.	1,000	54,030
YETI Holdings, Inc. (a)	1,200	71,976
		217,646
Retail - Discretionary - 8.1%
AutoNation, Inc. (a)	400	39,832
AutoZone, Inc. (a)	20	40,892
Bed Bath & Beyond, Inc. (a)	1,000	22,530
Big 5 Sporting Goods Corporation	4,000	68,600
Buckle, Inc. (The)	4,000	132,160
CarMax, Inc. (a)	200	19,296
Chico's FAS, Inc. (a)	4,000	19,200
Designer Brands, Inc. - Class A (a)	1,500	20,265
Dick's Sporting Goods, Inc.	1,400	140,028
Duluth Holdings, Inc. - Class B (a)	6,000	73,380
Express, Inc. (a)	10,000	35,600
Foot Locker, Inc.	1,200	35,592
Gap, Inc. (The)	500	7,040
Genesco, Inc. (a)	1,000	63,610
Hibbett, Inc.	1,400	62,076
Home Depot, Inc. (The)	200	59,866
Kohl's Corporation	600	36,276
lululemon athletica, inc. (a)	100	36,523
Macy's, Inc.	5,000	121,800
MarineMax, Inc. (a)	2,000	80,520
O'Reilly Automotive, Inc. (a)	100	68,496
Penske Automotive Group, Inc.	400	37,488
Qurate Retail, Inc. - Series A	4,000	19,040
Sally Beauty Holdings, Inc. (a)	6,000	93,780
Sleep Number Corporation (a)	1,600	81,136
Ulta Beauty, Inc. (a)	200	79,644
Urban Outfitters, Inc. (a)	2,000	50,220
Williams-Sonoma, Inc.	1,000	144,999
Zumiez, Inc. (a)	2,000	76,420
		1,766,309

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Consumer Discretionary - 14.9% (continued)
Wholesale - Discretionary - 0.5%
Educational Development Corporation	2,000	$15,500
LKQ Corporation	1,600	72,656
Vera Bradley, Inc. (a)	3,000	23,010
		111,166
Consumer Staples - 9.3%
Beverages - 0.5%
National Beverage Corporation	1,600	69,600
PepsiCo, Inc.	200	33,476
		103,076
Food - 4.5%
B&G Foods, Inc.	5,000	134,900
BellRing Brands, Inc. (a)	1,000	23,080
Campbell Soup Company	2,600	115,882
Fresh Del Monte Produce, Inc.	3,000	77,730
General Mills, Inc.	1,400	94,808
Herbalife Nutrition Ltd. (a)	1,200	36,432
Ingredion, Inc.	400	34,860
J.M. Smucker Company (The)	600	81,246
Kellogg Company	2,600	167,674
Kraft Heinz Company (The)	3,000	118,170
Phibro Animal Health Corporation - Class A	1,000	19,950
USANA Health Sciences, Inc. (a)	1,000	79,450
		984,182
Household Products - 0.6%
Clorox Company (The)	200	27,806
Colgate-Palmolive Company	400	30,332
Kimberly-Clark Corporation	200	24,632
Nu Skin Enterprises, Inc. - Class A	1,000	47,880
		130,650
Retail - Consumer Staples - 3.6%
Big Lots, Inc.	3,000	103,800
Ingles Markets, Inc. - Class A	1,000	89,050
Natural Grocers by Vitamin Cottage, Inc.	4,000	78,400
Ollie's Bargain Outlet Holdings, Inc. (a)	500	21,480
Rite Aid Corporation (a)	3,000	26,250
Sprouts Farmers Market, Inc. (a)	5,000	159,900

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Consumer Staples - 9.3% (continued)
Retail - Consumer Staples - 3.6% (continued)
United Natural Foods, Inc. (a)	5,000	$206,750
Walgreens Boots Alliance, Inc.	2,400	107,448
		793,078
Wholesale - Consumer Staples - 0.1%
Archer-Daniels-Midland Company	300	27,078

Energy - 3.7%
Oil & Gas Producers - 2.7%
Antero Resources Corporation (a)	1,500	45,795
California Resources Corporation	1,000	44,730
Callon Petroleum Company (a)	1,000	59,080
Continental Resources, Inc.	1,200	73,596
Laredo Petroleum, Inc. (a)	1,200	94,968
Ovintiv, Inc.	2,000	108,140
Range Resources Corporation (a)	3,000	91,140
SM Energy Company	1,600	62,320
		579,769
Oil & Gas Services & Equipment - 0.4%
Nabors Industries Ltd. (a)	600	91,632

Renewable Energy - 0.6%
Canadian Solar, Inc. (a)	1,500	53,040
First Solar, Inc. (a)	50	4,187
JinkoSolar Holding Company Ltd. - ADR (a)	600	28,974
SunPower Corporation (a)	1,000	21,480
Sunworks, Inc. (a)	4,000	10,080
TPI Composites, Inc. (a)	1,000	14,060
		131,821
Financials - 7.6%
Asset Management - 1.0%
BrightSphere Investment Group, Inc.	2,000	48,500
Federated Hermes, Inc.	1,400	47,684
Invesco Ltd.	5,000	115,300
		211,484
Banking - 1.7%
Associated Banc-Corp	1,000	22,760
Citizens Financial Group, Inc.	500	22,665
Fifth Third Bancorp	400	17,216
Hilltop Holdings, Inc.	3,000	88,200

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Financials - 7.6% (continued)
Banking - 1.7% (continued)
Hope Bancorp, Inc.	2,000	$32,160
Investors Bancorp, Inc.	2,000	29,860
Kearny Financial Corporation	3,000	38,640
New York Community Bancorp, Inc.	4,000	42,880
Old National Bancorp	2,267	37,133
People's United Financial, Inc.	1,000	19,990
Provident Financial Services, Inc.	1,000	23,400
		374,904
Institutional Financial Services - 1.3%
Cboe Global Markets, Inc.	1,200	137,304
Evercore, Inc. - Class A	1,000	111,320
StoneX Group, Inc. (a)	600	44,538
		293,162
Insurance - 3.0%
Aflac, Inc.	1,100	70,829
Allstate Corporation (The)	1,200	166,212
Lincoln National Corporation	1,000	65,360
NMI Holdings, Inc. - Class A (a)	1,000	20,620
Old Republic International Corporation	5,000	129,350
Progressive Corporation (The)	600	68,394
Unum Group	4,000	126,040
		646,805
Specialty Finance - 0.6%
Alliance Data Systems Corporation	1,000	56,150
Ally Financial, Inc.	400	17,392
Navient Corporation	3,000	51,120
		124,662
Health Care - 10.1%
Biotech & Pharma - 6.5%
AbbVie, Inc.	200	32,422
Alkermes plc (a)	500	13,155
Amgen, Inc.	300	72,546
Amneal Pharmaceuticals, Inc. (a)	5,000	20,850
Biogen, Inc. (a)	700	147,420
Catalyst Pharmaceuticals, Inc. (a)	3,000	24,870
ChromaDex Corporation (a)	2,000	4,920
Coherus Biosciences, Inc. (a)	600	7,746
Corcept Therapeutics, Inc. (a)	2,000	45,040
CRISPR Therapeutics AG (a)	400	25,108

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Health Care - 10.1% (continued)
Biotech & Pharma - 6.5% (continued)
Editas Medicine, Inc. (a)	400	$7,608
Exelixis, Inc. (a)	1,000	22,670
Gilead Sciences, Inc.	1,200	71,340
Innoviva, Inc. (a)	6,200	119,970
Ironwood Pharmaceuticals, Inc. (a)	2,000	25,160
Jazz Pharmaceuticals plc (a)	200	31,134
Johnson & Johnson	100	17,723
Neurocrine Biosciences, Inc. (a)	1,200	112,500
Organogenesis Holdings, Inc. (a)	1,000	7,620
Pfizer, Inc.	2,600	134,602
Prothena Corporation plc (a)	600	21,942
Regeneron Pharmaceuticals, Inc. (a)	240	167,621
Rigel Pharmaceuticals, Inc. (a)	6,000	17,940
Sage Therapeutics, Inc. (a)	1,000	33,100
Supernus Pharmaceuticals, Inc. (a)	4,000	129,280
Vanda Pharmaceuticals, Inc. (a)	6,000	67,860
Vertex Pharmaceuticals, Inc. (a)	100	26,097
Viatris, Inc.	2,000	21,760
		1,430,004
Health Care Facilities & Services - 2.5%
Brookdale Senior Living, Inc. (a)	2,000	14,100
Cigna Corporation	200	47,922
Community Health Systems, Inc. (a)	2,800	33,236
CVS Health Corporation	600	60,726
Fulgent Genetics, Inc. (a)	500	31,205
HCA Healthcare, Inc.	300	75,186
Laboratory Corporation of America Holdings (a)	500	131,830
Quest Diagnostics, Inc.	1,000	136,860
Universal Health Services, Inc. - Class B	100	14,495
		545,560
Medical Equipment & Devices - 1.1%
10X Genomics, Inc. - Class A (a)	100	7,607
Apollo Endosurgery, Inc. (a)	1,000	6,050
Co-Diagnostics, Inc. (a)	1,000	6,180
Exact Sciences Corporation (a)	300	20,976
Hologic, Inc. (a)	400	30,728

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Health Care - 10.1% (continued)
Medical Equipment & Devices - 1.1% (continued)
Inogen, Inc. (a)	2,400	$77,808
Quidel Corporation (a)	200	22,492
Vericel Corporation (a)	200	7,644
Waters Corporation (a)	200	62,078
		241,563
Industrials - 4.3%
Commercial Support Services - 0.7%
H&R Block, Inc.	6,000	156,240

Diversified Industrials - 0.2%
3M Company	300	44,664

Electrical Equipment - 1.0%
Allegion plc	600	65,868
Atkore, Inc. (a)	1,400	137,816
WidePoint Corporation (a)	1,000	3,780
		207,464
Engineering & Construction - 0.1%
Orbital Energy Group, Inc. (a)	3,000	5,520
Primoris Services Corporation	1,000	23,820
		29,340
Industrial Intermediate Products - 0.2%
Proto Labs, Inc. (a)	1,000	52,900

Industrial Support Services - 0.1%
WESCO International, Inc. (a)	200	26,028

Machinery - 0.1%
Energy Recovery, Inc. (a)	1,000	20,140

Transportation & Logistics - 1.9%
Atlas Air Worldwide Holdings, Inc. (a)	1,000	86,370
C.H. Robinson Worldwide, Inc.	800	86,168
Expeditors International of Washington, Inc.	1,400	144,424
FedEx Corporation	200	46,278
Landstar System, Inc.	300	45,249
		408,489

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Materials - 5.4%
Chemicals - 1.4%
AdvanSix, Inc.	800	$40,872
LyondellBasell Industries N.V. - Class A	600	61,692
Mosaic Company (The)	1,000	66,500
Valvoline, Inc.	4,000	126,240
		295,304
Containers & Packaging - 1.1%
Berry Global Group, Inc. (a)	2,000	115,920
Greif, Inc. - Class A	2,000	130,120
		246,040
Forestry, Paper & Wood Products - 0.3%
Boise Cascade Company	1,000	69,470

Metals & Mining - 2.6%
Agnico Eagle Mines Ltd.	1,000	61,240
AngloGold Ashanti Ltd. - ADR	1,600	37,904
Barrick Gold Corporation	6,400	156,992
Encore Wire Corporation	400	45,628
Kinross Gold Corporation	5,000	29,400
Newmont Corporation	2,400	190,680
Royal Gold, Inc.	300	42,384
		564,228
Real Estate - 0.6%
Real Estate Services - 0.2%
eXp World Holdings, Inc.	600	12,702
Jones Lang LaSalle, Inc. (a)	100	23,946
		36,648
REITs - 0.4%
Farmland Partners, Inc.	2,000	27,500
Iron Mountain, Inc.	1,000	55,410
Macerich Company (The)	1,000	15,640
		98,550
Technology - 12.2%
Semiconductors - 1.2%
Amkor Technology, Inc.	1,000	21,720
Applied Materials, Inc.	400	52,720
Intel Corporation	2,000	99,120
QUALCOMM, Inc.	600	91,692
		265,252

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Technology - 12.2% (continued)
Software - 3.6%
Akamai Technologies, Inc. (a)	800	$95,512
Concentrix Corporation	200	33,312
Ebix, Inc.	3,000	99,450
IonQ, Inc (a)	2,000	25,520
Microsoft Corporation	5	1,542
Oracle Corporation	1,000	82,730
salesforce.com, Inc. (a)	100	21,232
Thryv Holdings, Inc. (a)	1,000	28,120
Unity Software, Inc. (a)	200	19,842
Upstart Holdings, Inc. (a)	100	10,909
VMware, Inc. - Class A	1,600	182,192
Xperi Holding Corporation	2,000	34,640
Ziff Davis, Inc. (a)	1,400	135,492
Zoom Video Communications, Inc. - Class A (a)	200	23,446
		793,939
Technology Hardware - 5.8%
Apple, Inc.	40	6,984
Aviat Networks, Inc. (a)	500	15,385
Cambium Networks Corporation (a)	4,200	99,288
Casa Systems, Inc. (a)	1,800	8,136
Ciena Corporation (a)	1,400	84,882
Cisco Systems, Inc.	1,600	89,216
Clearfield, Inc. (a)	800	52,176
CommScope Holding Company, Inc. (a)	2,000	15,760
Dell Technologies, Inc. - Class C (a)	2,000	100,380
HP, Inc.	2,000	72,600
Identiv, Inc. (a)	200	3,234
Jabil, Inc.	1,000	61,730
Juniper Networks, Inc.	1,600	59,456
NetApp, Inc.	2,000	166,000
Pitney Bowes, Inc.	4,000	20,800
Ribbon Communications, Inc. (a)	13,000	40,170
Seagate Technology Holdings plc	1,000	89,900
Sonos, Inc. (a)	600	16,932
Super Micro Computer, Inc. (a)	800	30,456
Turtle Beach Corporation (a)	5,000	106,450
Ubiquiti, Inc.	400	116,464
		1,256,399

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 76.2% (continued)	Shares	Value
Technology - 12.2% (continued)
Technology Services - 1.6%
Block, Inc. - Class A (a)	400	$54,240
Cognizant Technology Solutions Corporation - Class A	1,200	107,604
Infosys Ltd. - ADR	3,000	74,670
Maximus, Inc.	600	44,970
PayPal Holdings, Inc. (a)	600	69,390
		350,874
Utilities - 0.3%
Electric Utilities - 0.3%
NRG Energy, Inc.	1,600	61,376

Total Common Stocks (Cost $17,014,344)		$16,653,115

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
iShares Gold Trust (a)	1,500	$55,245
SPDR Gold Shares (a)	300	54,195
Total Exchange-Traded Funds (Cost $104,738)		$109,440

U.S. TREASURY OBLIGATIONS - 13.2%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.6%
0.125%, due 01/15/2031	$539,865	$574,738

U.S. Treasury Notes - 10.6%
0.125%, due 07/31/2022	500,000	498,906
1.50%, due 01/31/2027	500,000	478,516
0.625%, due 08/15/2030	500,000	434,668
0.875%, due 11/15/2030	500,000	443,125
1.125%, due 02/15/2031	500,000	451,699
		2,306,914

Total U.S. Treasury Obligations (Cost $3,042,107)		$2,881,652

WARRANTS - 0.0% (b)	Shares	Value
Energy - 0.0% (b)
Oil & Gas Services & Equipment - 0.0% (b)
Nabors Industries Ltd., expires 06/11/2026 (a) (Cost $0)	240	$5,520

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.4%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 06/17/2022 at $1,600	33	$6,831,413	$35,244
S&P 500 Index Option, 06/17/2022 at $3,600	14	6,342,574	27,440
S&P 500 Index Option, 06/17/2022 at $4,000	5	2,265,205	23,850
Total Put Option Contracts (Cost $243,496)		$15,439,192	$86,534

Total Investments at Value - 90.3% (Cost $20,404,685)			$19,736,261

MONEY MARKET FUNDS - 24.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.17% (c) (Cost $5,339,659)	5,339,659	$5,339,659

Total Investments and Money Market Funds at Value - 114.7% (Cost $25,744,344)		$25,075,920

Written Call Option Contracts - (14.5%)		(3,174,366)

Liabilities in Excess of Other Assets - (0.2%)		(36,045)

Net Assets - 100.0%		$21,865,509

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2022 was $13,305,194.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2022 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	33	$6,831,413	$1,600	06/17/2022	$1,568,886
S&P 500 Index Option	14	6,342,574	3,600	06/17/2022	1,319,780
S&P 500 Index Option	5	2,265,205	4,000	06/17/2022	285,700
Total Written Call Option Contracts (Premiums received $2,842,616)		$15,439,192			$3,174,366

The average monthly notional value of exchange-traded written call option contracts during the nine months ended March 31, 2022 was $13,305,194.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

COMMON STOCKS - 22.1%	Shares	Value
Energy - 6.7%
Oil & Gas Producers - 4.7%
Callon Petroleum Company (a)	25,000	$1,477,000
Cheniere Energy Partners, L.P.	20,000	1,127,200
Continental Resources, Inc.	25,000	1,533,250
DT Midstream, Inc.	500	27,130
Laredo Petroleum, Inc. (a)	30,000	2,374,200
NuStar Energy, L.P.	31,000	447,020
ONEOK, Inc.	985	69,571
PBF Energy, Inc. - Class A (a)	35,000	852,950
Range Resources Corporation (a)	75,000	2,278,500
SM Energy Company	40,000	1,558,000
Valero Energy Corporation	10,000	1,015,400
Williams Companies, Inc. (The)	1,293	43,199
		12,803,420
Oil & Gas Services & Equipment - 2.0%
Halliburton Company	35,000	1,325,450
Helmerich & Payne, Inc.	25,000	1,069,500
Nabors Industries Ltd. (a)	20,000	3,054,400
		5,449,350
Materials - 12.9%
Construction Materials - 0.3%
MDU Resources Group, Inc.	35,000	932,750

Metals & Mining - 12.6%
Agnico Eagle Mines Ltd.	50,000	3,062,000
Alamos Gold, Inc. - Class A	75,000	631,500
AngloGold Ashanti Ltd. - ADR	80,000	1,895,200
B2Gold Corporation	150,000	688,500
Barrick Gold Corporation	320,000	7,849,600
Coeur Mining, Inc. (a)	100,000	445,000
Compania de Minas Buenaventura S.A.A. - ADR (a)	50,000	503,500
Kinross Gold Corporation	250,000	1,470,000
Newmont Corporation	120,000	9,534,000
Novagold Resources, Inc. (a)	50,000	386,500
Pan American Silver Corporation	40,000	1,092,000
Royal Gold, Inc.	15,000	2,119,200
Wheaton Precious Metals Corporation	80,000	3,806,400

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 22.1% (continued)	Shares	Value
Materials - 12.9% (continued)
Metals & Mining - 12.6% (continued)
Yamana Gold, Inc.	125,000	$697,500
		34,180,900
Real Estate - 0.9%
REITs - 0.9%
Farmland Partners, Inc.	50,000	687,500
Iron Mountain, Inc.	20,000	1,108,200
Macerich Company (The)	20,000	312,800
Tanger Factory Outlet Centers, Inc.	20,000	343,800
		2,452,300
Utilities - 1.6%
Electric & Gas Marketing & Trading - 0.0% (b)
Via Renewables, Inc.	20,000	164,800

Electric Utilities - 1.2%
AES Corporation (The)	1,000	25,730
ALLETE, Inc.	1,000	66,980
Ameren Corporation	100	9,376
American Electric Power Company, Inc.	100	9,977
Avangrid, Inc.	1,000	46,740
Avista Corporation	10,000	451,500
Black Hills Corporation	500	38,510
Consolidated Edison, Inc.	1,000	94,680
Constellation Energy Corporation	3,333	187,481
Dominion Energy, Inc.	500	42,485
DTE Energy Company	100	13,221
Duke Energy Corporation	500	55,830
Edison International	500	35,050
Entergy Corporation	500	58,375
Exelon Corporation	1,000	47,630
FirstEnergy Corporation	1,000	45,860
Hawaiian Electric Industries, Inc.	1,000	42,310
NorthWestern Corporation	1,000	60,490
NRG Energy, Inc.	40,000	1,534,400
Otter Tail Corporation	1,000	62,500
Pinnacle West Capital Corporation	1,000	78,100
Portland General Electric Company	1,000	55,150
PPL Corporation	1,000	28,560
Public Service Enterprise Group, Inc.	500	35,000

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 22.1% (continued)	Shares	Value
Utilities - 1.6% (continued)
Electric Utilities - 1.2% (continued)
Southern Company (The)	500	$36,255
		3,162,190
Gas & Water Utilities - 0.4%
Global Water Resources, Inc.	1,000	16,640
UGI Corporation	30,000	1,086,600
		1,103,240

Total Common Stocks (Cost $48,673,790)		$60,248,950

EXCHANGE-TRADED FUNDS - 4.6%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust (a)	20,000	$2,526,000
Invesco CurrencyShares Euro Currency Trust (a)	20,000	2,051,776
Invesco CurrencyShares Japanese Yen Trust (a)	1,000	76,940
Invesco CurrencyShares Swiss Franc Trust (a)	5,000	486,120
iShares Gold Trust (a)	100,000	3,683,000
SPDR Gold Shares (a)	20,000	3,613,000
Total Exchange-Traded Funds (Cost $11,650,182)		$12,436,836

U.S. TREASURY OBLIGATIONS - 65.7%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 14.4%
2.50%, due 01/15/2029	$13,091,400	$15,992,687
0.125%, due 01/15/2030	10,924,600	11,566,173
0.125%, due 01/15/2031	10,797,300	11,504,859
		39,063,719

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 65.7% (continued)	Par Value	Value
U.S. Treasury Notes - 51.3%
1.50%, due 08/15/2022	$25,000,000	$25,061,017
2.00%, due 05/31/2024	25,000,000	24,809,570
1.375%, due 01/31/2025	15,000,000	14,555,274
2.125%, due 05/31/2026	10,000,000	9,858,203
1.50%, due 08/15/2026	25,000,000	23,996,094
1.50%, due 01/31/2027	5,000,000	4,785,156
2.25%, due 11/15/2027	10,000,000	9,898,438
0.625%, due 08/15/2030	10,000,000	8,696,289
0.875%, due 11/15/2030	10,000,000	8,865,234
1.125%, due 02/15/2031	10,000,000	9,036,523
		139,561,798

Total U.S. Treasury Obligations (Cost $179,294,227)		$178,625,517

WARRANTS - 0.1%	Shares	Value
Energy - 0.1%
Oil & Gas Services & Equipment - 0.1%
Nabors Industries Ltd., expires 06/11/2026 (a) (Cost $0)	8,000	$184,000

Total Investments at Value - 92.5% (Cost $239,618,199)		$251,495,303

MONEY MARKET FUNDS - 7.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.17% (c) (Cost $19,821,858)	19,821,858	$19,821,858

Total Investments and Money Market Funds at Value - 99.8% (Cost $259,440,057)		$271,317,161

Other Assets in Excess of Liabilities - 0.2%		494,139

Net Assets - 100.0%		$271,811,300

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

COMMON STOCKS - 87.3%	Shares	Value
Australia - 5.9%
Accent Group Ltd.	52,000	$66,023
Computershare Ltd.	8,000	147,040
Harvey Norman Holdings Ltd.	24,000	95,645
IPH Ltd.	10,000	59,223
JB Hi-Fi Ltd.	1,800	72,760
Sandfire Resources Ltd.	10,000	42,454
SG Fleet Group Ltd.	32,000	56,921
SmartGroup Corporation Ltd.	10,000	63,753
Strabag SE	2,500	100,260
Super Retail Group Ltd.	15,000	115,233
Virtus Health Ltd.	12,000	72,289
		891,601
Austria - 1.0%
Semperit AG Holding	1,500	37,816
Telekom Austria AG	14,000	108,230
		146,046
Belgium - 3.7%
Bekaert S.A.	1,000	39,131
bpost S.A. (a)	10,000	66,115
Colruyt S.A.	2,000	82,794
Econocom Group S.A./N.V.	28,000	124,047
Ontex Group N.V. (a)	5,000	36,495
Proximus S.A.	3,000	55,867
Telenet Group Holding N.V.	2,600	83,775
Van de Velde N.V.	1,500	63,933
		552,157
Bermuda - 0.2%
BW LPG Ltd.	5,000	34,117

Canada - 11.0%
B2Gold Corporation	10,000	45,912
BRP, Inc.	500	40,937
Canada Goose Holdings, Inc. (a)	1,800	47,296
Canadian Western Bank	4,000	116,269
CI Financial Corporation	7,100	112,786
Cogeco Communications, Inc.	800	66,216
Dollarama, Inc.	2,500	141,776
Eldorado Gold Corporation (a)	4,000	44,793
Great-West Lifeco, Inc.	4,300	126,708
iA Financial Corporation, Inc.	2,000	121,596

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 87.3% (continued)	Shares	Value
Canada - 11.0% (continued)
IGM Financial, Inc.	3,500	$123,655
Kinross Gold Corporation	4,000	23,484
Manulife Financial Corporation	5,500	117,284
North West Company, Inc. (The)	2,500	76,587
Power Corporation of Canada	3,000	92,864
Spin Master Corporation (a)	3,000	103,303
Sun Life Financial, Inc.	1,500	83,746
Tourmaline Oil Corporation	3,000	138,217
Transcontinental, Inc. - Class A	3,000	41,921
		1,665,350
Denmark - 0.8%
Demant A/S (a)	2,800	126,737

France - 8.2%
ALD S.A.	6,500	86,420
Carrefour S.A.	4,000	87,054
Electricite de France S.A.	7,000	65,707
Eutelsat Communications S.A.	8,000	86,908
IPSOS	2,300	114,495
Manitou BF S.A.	2,000	55,845
Mercialys S.A.	10,600	105,053
Metropole Television S.A.	6,500	128,207
Orange S.A.	4,800	56,842
Publicis Groupe S.A.	1,500	91,046
Sanofi	1,000	102,246
Television Francaise 1 S.A.	10,000	96,979
Vilmorin & Cie S.A.	1,800	88,019
Vivendi S.A.	5,000	65,327
		1,230,148
Germany - 5.4%
Bayerische Motoren Werke AG	1,400	120,992
Daimler Truck Holding AG (a)	3,300	91,531
E.ON SE (a)	6,000	69,713
Fresenius Medical Care AG & Company KGaA	2,000	134,030
Fresenius SE & Company KGaA	3,000	110,156

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 87.3% (continued)	Shares	Value
Germany - 5.4% (continued)
Hornbach Holding AG & Company KGaA	500	$63,031
Mercedes-Benz Group AG	1,200	84,232
ProSiebenSat.1 Media SE	7,500	95,539
Volkswagon AG	200	49,407
		818,631
Israel - 0.6%
Plus500 Ltd.	5,000	92,256

Italy - 2.1%
A2A SpA	67,000	114,763
ACEA SpA	750	13,772
Azimut Holdings SpA	3,000	69,555
Hera Spa (a)	18,000	66,631
Moncler SpA	1,000	55,485
		320,206
Japan - 22.9%
Asahi Company Ltd.	7,000	76,054
Belluna Company Ltd.	11,500	68,068
BeNext-Yumeshin Group Company	3,000	40,766
Canon, Inc.	4,700	114,572
Change, Inc.	1,600	25,714
Daito Trust Construction Company Ltd.	500	53,079
Daiwabo Holdings Company Ltd.	6,000	80,423
Enigmo, Inc.	10,500	55,449
Erex Company Ltd.	3,000	42,360
Feed One Company Ltd.	3,000	16,448
Hokkaido Electric Power Co., Inc.	20,000	79,238
Hokuetsu Corporation	10,000	56,747
Honda Motor Company Ltd.	4,000	113,397
IBJ, Inc.	9,000	58,577
JAFCO Group Company Ltd.	4,800	73,173
Japan Post Insurance Company Ltd.	2,800	48,769
Kaga Electronics Company Ltd.	4,000	105,741
KDDI Corporation	2,500	81,977
Kintetsu World Express, Inc.	2,400	61,416
Kohnan Shoji Company Ltd.	4,100	117,208
Komeri Company Ltd.	4,500	96,761
Konica Minolta, Inc.	20,000	83,965
KYB Corporation	1,800	43,593
Mitsui-Soko Holdings Company Ltd.	2,000	40,912

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 87.3% (continued)	Shares	Value
Japan - 22.9% (continued)
Mizuho Leasing Company Ltd.	1,800	$43,743
Nintendo Company Ltd.	250	126,206
Nissha Company Ltd.	4,500	53,035
Nisso Corporation	6,000	36,832
Organo Corporation	1,000	82,425
Panasonic Corporation	9,000	87,420
Pharma Foods International Company Ltd.	2,000	32,113
Pressance Corporation	6,000	89,379
RAIZNEXT Corporation	5,000	43,830
Rakuten Group, Inc.	5,000	39,318
Rengo Company Ltd.	6,500	41,525
RS Technologies Company Ltd.	500	25,938
Shimamura Company Ltd.	700	62,223
Sugi Holdings Company Ltd.	1,000	49,503
Sumitomo Chemical Company Ltd.	13,500	61,822
Sumitomo Rubber Industries Ltd.	4,000	36,655
Sundrug Company Ltd.	4,000	97,434
T&D Holdings, Inc.	4,000	54,319
Taiko Pharmaceutical Company Ltd. (a)	3,100	15,109
Takasago International Corporation	4,000	89,738
Takeda Pharmaceutical Company Ltd.	2,500	71,239
TerraSky Company Ltd. (a)	1,800	22,878
Tomoku Company Ltd.	3,000	38,985
Towa Pharmaceutical Company Ltd.	4,000	89,874
Toyo Construction Company Ltd. (a)	10,000	63,356
Toyota Motor Corporation	2,000	36,080
Transcosmos, Inc.	2,000	51,945
Wacom Company Ltd.	20,000	153,341
World Holdings Company Ltd.	2,500	48,017
Z Holdings Corporation	16,000	69,178
		3,447,867
Luxembourg - 1.8%
Aperam SA	1,500	66,728
RTL Group S.A.	2,450	135,845
Solutions 30 SE (a)	8,000	65,285
		267,858
Netherlands - 1.8%
ASR Nederland N.V.	1,300	60,695
Koninklijke Ahold Delhaize N.V.	1,500	48,251
NN Group N.V.	2,000	101,364

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 87.3% (continued)	Shares	Value
Netherlands - 1.8% (continued)
PostNL N.V.	15,000	$57,171
		267,481
New Zealand - 0.2%
KMD Brands Ltd.	40,000	37,577

Norway - 0.7%
Europris ASA	16,000	102,704

Portugal - 0.8%
NOS SGPS SA (a)	10,000	42,138
Semapa-Sociedade de Investimento e Gestao	6,000	80,053
		122,191
Spain - 5.0%
Atresmedia Corporacion de Medios de Comunicacion S.A.	23,000	97,148
Compania de Distribucion Integral Holdings S.A.	2,500	45,729
Enagas S.A.	1,000	22,208
Indra Sistemas S.A. (a)	9,000	99,726
Mapfre S.A.	27,000	56,477
Mediaset Espana Comunicacion S.A. (a)	24,000	121,394
Neinor Homes S.A. (a)	8,000	105,457
Pharma Mar S.A.	1,000	75,455
Prosegur Cia de Seguridad S.A. (a)	25,000	54,196
Telefonica S.A.	15,000	72,698
		750,488
Sweden - 3.1%
Clas Ohlson AB - B Shares	10,000	113,610
Hennes & Mauritz AB - B Shares	6,000	80,547
Hexpol AB	5,000	48,793
Karo Pharma AB (a)	10,000	57,191
Lundin Energy AB	1,500	62,947
Mekonomen AB (a)	9,500	111,835
		474,923
Switzerland - 2.2%
DKSH Holding AG	1,200	101,067
Logitech International S.A.	500	37,166
Roche Holdings AG	150	59,349
Swisscom AG	125	75,101

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 87.3% (continued)	Shares	Value
Switzerland - 2.2% (continued)
UBS Group AG	3,000	$58,624
		331,307
United Kingdom - 9.9%
Airtel Africa plc	30,000	54,766
Aviva plc	19,000	112,418
B & M European Value Retail S.A.	13,500	94,447
BAE Systems plc	10,500	98,607
BT Group plc	30,000	71,527
Centamin plc	30,000	35,775
Domino's Pizza Group plc	20,000	99,467
FDM Group Holdings plc	1,500	20,706
GlaxoSmithKline plc	7,000	151,454
Halfords Group plc	25,000	80,787
Hikma Pharmaceuticals plc	2,000	53,954
IG Group Holdings plc	11,000	118,145
Jupiter Fund Management plc	8,000	21,711
Just Group plc (a)	25,000	28,717
Luceco plc	15,000	40,183
Rio Tinto plc	700	55,961
Royal Mail plc	16,000	68,744
Softcat plc	5,000	111,920
SThree plc	5,000	27,024
Watches of Switzerland Group plc (a)	5,000	74,301
Watkins Jones plc	20,000	67,257
		1,487,871

Total Common Stocks (Cost $13,338,540)		$13,167,516

PREFERRED STOCKS - 0.6%	Shares	Value
Germany - 0.6%
Draegerwerk AG & Company KGaA (Cost $126,813)	1,600	$88,541

PUT OPTION CONTRACTS - 0.7%	Contracts	Notional Amount	Value
S&P 500 Index Option, 04/14/2022 at $4,600 (Cost $53,499)	11	$4,983,451	$95,810

Total Investments at Value - 88.6% (Cost $13,518,852)			$13,351,867

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 9.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.17% (b) (Cost $1,392,034)	1,392,034	$1,392,034

Total Investments and Money Market Funds at Value - 97.8% (Cost $14,910,886)		$14,743,901

Other Assets in Excess of Liabilities - 2.2%		336,907

Net Assets - 100.0%		$15,080,808

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2022 was $4,253,744.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

Common and Preferred Stocks by Sector/Industry	% of Net Assets
Communications - 13.5%
Advertising & Marketing	2.0%
Cable & Satellite	1.0%
Communication Services	0.3%
Entertainment Content	0.4%
Internet Media & Services	0.9%
Publishing & Broadcasting	4.5%
Telecommunications	4.4%
Consumer Discretionary - 16.8%
Apparel & Textile Products	1.0%
Automotive	3.7%
Home Construction	0.6%
Leisure Facilities & Services	1.2%
Leisure Products	1.0%
Retail - Discretionary	6.8%
Wholesale - Discretionary	2.5%
Consumer Staples - 6.7%
Food	0.1%
Household Products	0.3%
Retail - Consumer Staples	6.3%
Energy - 1.3%
Oil & Gas Producers	1.3%
Financials - 13.5%
Asset Management	3.3%
Banking	0.8%
Institutional Financial Services	1.7%
Insurance	5.9%
Specialty Finance	1.8%
Health Care - 7.9%
Biotech & Pharma	4.7%
Health Care Equipment & Supplies	0.8%
Health Care Facilities & Services	2.1%
Medical Equipment & Devices	0.3%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

Common and Preferred Stocks by Sector/Industry	% of Net Assets
Industrials - 9.5%
Aerospace & Defense	0.6%
Air Freight & Logistics	0.4%
Commercial Support Services	2.6%
Electrical Equipment	0.3%
Engineering & Construction	1.4%
Industrial Intermediate Products	0.6%
Machinery	0.9%
Transportation & Logistics	2.1%
Transportation Equipment	0.6%
Materials - 5.1%
Chemicals	1.6%
Containers & Packaging	0.5%
Forestry, Paper & Wood Products	0.9%
Metals & Mining	1.7%
Steel	0.4%
Real Estate - 2.2%
Real Estate Owners & Developers	1.1%
Real Estate Services	0.4%
REITs	0.7%
Technology - 7.7%
Software	0.5%
Technology Hardware	5.1%
Technology Services	2.1%
Utilities - 3.1%
Electric Utilities	2.0%
Gas & Water Utilities	0.1%
Utilities	1.0%
87.9%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

March 31, 2022 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/Unrealized Depreciation *
Mini MSCI EAFE Index Future	75	06/17/2022	$8,041,500	$(483,935)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date that contracts were opened through March 31, 2022.

The average monthly notional value of futures contracts sold short during the nine months ended March 31, 2022 was $8,497,671.